Results for the year - Segment information - Business segments - Key figures (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net sales	kr 232,261	kr 176,954	kr 140,800
Cost of goods sold	(35,765)	(28,448)	(23,658)
Sales and distribution costs	(56,743)	(46,217)	(37,008)
Research and development costs	(32,443)	(24,047)	(17,772)
Administrative costs	(4,855)	(4,467)	(4,050)
Other operating income and expenses	119	1,034	332
Operating profit	kr 102,574	kr 74,809	kr 58,644
Operating margin (as a percent)	44.20%	42.30%	41.70%
Depreciation, amortisation and impairment losses expensed	kr (9,413)	kr (7,362)	kr (6,025)
Diabetes and Obesity care
Disclosure of operating segments [line items]
Net sales	215,098	156,412	121,597
Diabetes and Obesity care | Operating segments
Disclosure of operating segments [line items]
Net sales	215,098	156,412	121,597
Cost of goods sold	(30,483)	(23,405)	(19,363)
Sales and distribution costs	(52,477)	(42,392)	(33,791)
Research and development costs	(28,073)	(20,157)	(15,600)
Administrative costs	(4,435)	(3,955)	(3,504)
Other operating income and expenses	(7)	892	199
Operating profit	kr 99,623	kr 67,395	kr 49,538
Operating margin (as a percent)	46.30%	43.10%	40.70%
Depreciation, amortisation and impairment losses expensed	kr (8,195)	kr (5,701)	kr (4,895)
Rare disease
Disclosure of operating segments [line items]
Net sales	17,163	20,542	19,203
Rare disease | Operating segments
Disclosure of operating segments [line items]
Net sales	17,163	20,542	19,203
Cost of goods sold	(5,282)	(5,043)	(4,295)
Sales and distribution costs	(4,266)	(3,825)	(3,217)
Research and development costs	(4,370)	(3,890)	(2,172)
Administrative costs	(420)	(512)	(546)
Other operating income and expenses	126	142	133
Operating profit	kr 2,951	kr 7,414	kr 9,106
Operating margin (as a percent)	17.20%	36.10%	47.40%
Depreciation, amortisation and impairment losses expensed	kr (1,218)	kr (1,661)	kr (1,130)